Employees' Retirement Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Oct. 01, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Retirement benefit expenses		¥ 19,513	¥ 18,082
Plan amendment	¥ (76,050)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans		28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits		50 years
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits		20 years
Curtailment gain from the change in pension plans				¥ 12,966
Defined benefit plan, accumulated benefit obligation		¥ 1,877,512	1,880,896
Net actuarial loss		8,701
Transition obligation		48
Prior service cost		¥ (1,068)
Target allocations, domestic bonds		55.00%
Target allocations, domestic stocks		5.00%
Target allocations, foreign bonds		10.00%
Target allocations, foreign stocks		10.00%
Target allocations, life insurance company general accounts		20.00%
Defined benefit plan, fair value of domestic stocks of parent company and affiliates		¥ 1,497	¥ 2,619
Percentage of defined benefit plan, domestic stocks of parent company and affiliates		0.20%	0.20%
Retirement benefit expenses		¥ 64,687	¥ 70,794	71,481
Multi-employer plan, period contributions		123,462	122,476	126,310
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation		1,618,499	1,435,669
Net actuarial loss		17,679
Prior service cost		¥ (7,465)
Target allocations, domestic bonds		48.60%
Target allocations, domestic stocks		14.90%
Target allocations, foreign bonds		10.00%
Target allocations, foreign stocks		14.40%
Target allocations, life insurance company general accounts		12.10%
Defined benefit plan, fair value of domestic stocks of parent company and affiliates		¥ 5,401	¥ 4,453
Percentage of defined benefit plan, domestic stocks of parent company and affiliates		0.50%	0.40%
Retirement benefit expenses		¥ 23,107	¥ 27,277	44,384
Multi-employer plan, period contributions		35,916	¥ 40,028	¥ 43,520
Defined benefit plan, estimated future employer contributions		¥ 17,193